OUTSTANDING AND EXERCISABLE WARRANTS (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Warrants Outstanding Number Outstanding [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options, Ending Balance	9,952,152	5,233,177
Warrants Outstanding Average Remaining Contractual Life (in years) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	4 years 4 months 10 days	3 years 8 months 23 days
Warrants Outstanding Weighted Average Exercise Price [Member]
Range of Exercise Prices 0.25.,	0.23	0.25
Warrants Exercisable Number Exercisable [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options, Ending Balance	9,952,152	5,233,177
Warrants Exercisable Average Remaining Contractual Life (in years) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	4 years 4 months 10 days	3 years 8 months 23 days
Warrants Exercisable Weighted Average Exercise Price [Member]
Range of Exercise Prices 0.25.,	0.23	0.25